Fair Value Of Financial Instruments And Concentration Of Credit Risk (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Carrying Value And Fair Value Of Financial Instruments

The following table summarizes the carrying value and fair value of financial instruments:

(¥ in millions)
	Carrying Value	Fair Value
At March 31:		Level 1	Level 2	Level 3	Total
2013:
Financial assets:
Finance receivables—net	¥261,950	¥—	¥262,613	¥—	¥262,613
Long-term trade accounts receivable	59,669	—	63,538	—	63,538
Financial liabilities:
Long-term debt	(337,435)	—	(338,474)	—	(338,474)
2012:
Financial assets:
Finance receivables—net	¥203,861	¥—	¥205,638	¥—	¥205,638
Long-term trade accounts receivable	57,283	—	60,583	—	60,583
Financial liabilities:
Long-term debt	(288,272)	—	(288,038)	—	(288,038)